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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 23.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AccessLex Institute(a)
Series 2004A Class A2
3-month USD LIBOR + 0.260% 04/25/2029	1.627%	4,614	4,613
American Credit Acceptance Receivables Trust(b)
Series 2016-3 Class A
11/12/2020	1.700%	3,545,780	3,540,506
Series 2016-4 Class A
06/12/2020	1.500%	773,121	772,352
Series 2017-2 Class A
07/13/2020	1.840%	2,092,472	2,090,770
Series 2017-3 Class A
03/10/2020	1.820%	1,889,784	1,888,131
Series 2017-4 Class A
07/10/2020	2.000%	7,500,000	7,496,964
AmeriCredit Automobile Receivables Trust
Series 2017-3 Class A2A
12/18/2020	1.690%	3,725,000	3,715,401
Ascentium Equipment Receivables Trust(b)
Series 2016-1A Class A2
11/13/2018	1.750%	384,561	384,475
Series 2017-1A Class A2
07/10/2019	1.870%	2,950,000	2,945,875
Bank of the West Auto Trust(b)
Series 2017-1 Class A2
02/15/2021	1.780%	5,100,000	5,086,028
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	1.977%	5,205,000	5,215,725
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	982,811	981,567
Canadian Pacer Auto Receivables Trust(b)
Series 2017-1A Class A3
03/19/2021	2.050%	3,350,000	3,335,106
CarFinance Capital Auto Trust(b)
Series 2015-1A Class A
06/15/2021	1.750%	944,777	943,189
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	1,757,238	1,753,932
CCG Receivables Trust(b)
Series 2017-1 Class A2
11/14/2023	1.840%	4,300,000	4,275,164
Chesapeake Funding II LLC(b)
Series 2016-1A Class A1
03/15/2028	2.110%	3,866,776	3,869,274
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-4A Class A1
11/15/2029	2.120%	5,940,000	5,915,126
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	1.927%	5,900,000	5,912,554
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A3
07/15/2021	1.640%	8,100,000	8,055,658
CNH Equipment Trust
Series 2016-C Class A2
02/18/2020	1.260%	3,531,567	3,523,825
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	496,556	496,331
Series 2017-2 Class A2A
02/24/2020	1.970%	5,025,000	5,012,378
Diamond Resorts Owner Trust(b)
Series 2013-2 Class A
05/20/2026	2.270%	1,614,322	1,609,904
DLL Securitization Trust(b)
Series 2017-A Class A3
12/15/2021	2.140%	4,900,000	4,876,158
Drive Auto Receivables Trust(b)
Series 2017-BA Class A2
12/17/2018	1.590%	165,542	165,528
DT Auto Owner Trust(b)
Series 2016-4A Class A
11/15/2019	1.440%	558,566	558,406
Enterprise Fleet Financing LLC(b)
Series 2015-1 Class A2
09/20/2020	1.300%	542,635	542,488
Series 2015-2 Class A2
02/22/2021	1.590%	1,304,099	1,303,401
Series 2016-1 Class A2
09/20/2021	1.830%	3,020,781	3,019,110
Series 2016-2 Class A2
02/22/2022	1.740%	2,648,399	2,642,872
Series 2017-1 Class A2
07/20/2022	2.130%	3,718,256	3,718,524
Series 2017-2 Class A2
01/20/2023	1.970%	6,400,000	6,385,275
Series 2017-3 Class A2
05/22/2023	2.130%	3,075,000	3,070,724
Exeter Automobile Receivables Trust(b)
Series 2016-1A Class A
07/15/2020	2.350%	553,783	553,445

Columbia Short Term Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3A Class A
11/16/2020	1.840%	1,355,188	1,353,660
Series 2017-3A Class A
12/15/2021	2.050%	3,047,079	3,042,382
First Investors Auto Owner Trust(b)
Series 2015-1A Class A3
11/16/2020	1.710%	1,203,462	1,202,154
Flagship Credit Auto Trust(b)
Series 2016-3 Class A1
12/15/2019	1.610%	866,038	864,950
Ford Credit Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.880%	4,000,000	3,991,748
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	11,440,000	11,416,672
Ford Credit Floorplan Master Owner Trust
Series 2017-2 Class A1
09/15/2022	2.160%	2,200,000	2,188,537
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,400,000	7,368,463
Series 2017-1 Class A1
05/15/2022	2.070%	3,275,000	3,265,048
GMF Floorplan Owner Revolving Trust(b)
Series 2017-1 Class A1
01/18/2022	2.220%	4,615,000	4,603,689
GreatAmerica Leasing Receivables Funding LLC(b)
Series 2017-1 Class A2
04/22/2019	1.720%	3,115,179	3,108,677
Hertz Fleet Lease Funding LP(b)
Series 2016-1 Class A2
04/10/2030	1.960%	7,275,067	7,231,513
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.082%	6,400,000	6,410,181
Hertz Vehicle Financing II LP(b)
Series 2015-1A Class A
03/25/2021	2.730%	9,720,000	9,748,427
Series 2016-3A Class A
07/25/2020	2.270%	8,048,000	8,007,836
Hilton Grand Vacations Trust(b)
Series 2013-A Class A
01/25/2026	2.280%	3,268,748	3,246,205
Series 2014-AA Class A
11/25/2026	1.770%	3,693,617	3,631,674
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust
Series 2017-4 Class A2
01/21/2020	1.800%	8,200,000	8,191,899
Hyundai Auto Lease Securitization Trust(b)
Series 2017-A Class A2A
07/15/2019	1.560%	1,667,994	1,665,527
Hyundai Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
03/15/2021	1.810%	5,000,000	4,985,520
Kubota Credit Owner Trust(b)
Series 2017-1A Class A2
05/15/2020	1.660%	4,375,000	4,360,876
MMAF Equipment Finance LLC(b)
Series 2017-B Class A2
10/15/2020	1.930%	6,700,000	6,685,597
MVW Owner Trust(b)
Series 2014-1A Class A
09/22/2031	2.250%	1,363,353	1,340,579
Series 2015-1A Class A
12/20/2032	2.520%	2,730,178	2,715,267
Series 2016-1A Class A
12/20/2033	2.250%	3,958,012	3,915,713
Navient Student Loan Trust(a),(b)
Series 2016-3A Class A1
1-month USD LIBOR + 0.600% 06/25/2065	2.152%	850,676	852,179
Navitas Equipment Receivables LLC(b)
Series 2016-1 Class A2
06/15/2021	2.200%	2,736,480	2,729,565
New York City Tax Lien Trust(b)
Series 2016-A Class A
11/10/2029	1.470%	677,229	673,404
Series 2017-A Class A
11/10/2030	1.870%	2,375,505	2,366,405
NextGear Floorplan Master Owner Trust(b)
Series 2017-2A Class A2
10/17/2022	2.560%	6,600,000	6,581,834
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.787%	6,000,000	6,007,447
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	370,899	370,824
Prestige Auto Receivables Trust(b)
Series 2016-1A Class A3
06/15/2020	1.990%	4,250,000	4,251,023

2	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	888,730	888,398
Series 2017-1 Class A2
02/18/2020	1.490%	1,032,685	1,031,827
Santander Retail Auto Lease Trust(b)
Series 2017-A Class A3
01/20/2021	2.220%	5,865,000	5,842,764
Securitized Term Auto Receivables Trust(b)
Series 2017-1A Class A3
08/25/2020	1.890%	6,200,000	6,182,254
Sierra Timeshare Receivables Funding LLC(b)
Series 2013-1A Class A
11/20/2029	1.590%	577,824	577,535
Series 2016-3A Class A
10/20/2033	2.430%	3,785,206	3,686,794
SLM Private Education Loan Trust(b)
Series 2012-A Class A2
01/17/2045	3.830%	3,774,430	3,815,099
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
3-month USD LIBOR + 0.280% 09/15/2022	1.869%	24,756	24,768
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	1.867%	7,180,875	7,201,118
SoFi Consumer Loan Program LLC(b)
Series 2017-4 Class A
05/26/2026	2.500%	3,472,299	3,454,879
Sofi Professional Loan Program(b)
Series 2017-C Class A2A
07/25/2040	1.750%	2,634,759	2,623,840
SoFi Professional Loan Program(b)
Series 2017-F Class A1FX
01/25/2041	2.050%	3,700,000	3,690,710
SoFi Professional Loan Program LLC(b)
Series 2016-B Class A2A
03/25/2031	1.680%	837,133	835,914
Series 2016-C Class A2A
05/26/2031	1.480%	2,852,131	2,841,256
Series 2017-A Class A2A
03/26/2040	1.550%	4,350,710	4,329,717
SVO VOI Mortgage LLC(b)
Series 2012-AA Class A
09/20/2029	2.000%	792,405	784,871
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	648,909	647,790
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCF Auto Receivables Owner Trust(b)
Series 2016-1A Class A2
11/15/2019	1.390%	1,104,897	1,104,147
Series 2016-PT1A Class A
06/15/2022	1.930%	6,575,842	6,551,909
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	7,955,000	7,899,869
Series 2016-2A Class A
05/20/2021	1.680%	11,100,000	11,024,064
Series 2017-1A Class A
09/20/2021	2.060%	4,350,000	4,334,835
Volvo Financial Equipment LLC(b)
Series 2016-1A Class A2
10/15/2018	1.440%	28,765	28,760
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	1.764%	2,745,000	2,754,161
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2015-1 Class A
1-month USD LIBOR + 0.500% 01/20/2020	2.001%	3,440,000	3,440,785
Westlake Automobile Receivables Trust(b)
Series 2016-3A Class A2
10/15/2019	1.420%	2,510,724	2,507,301
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	274,285	274,015
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	13,525,000	13,441,014
Total Asset-Backed Securities — Non-Agency (Cost $347,017,371)			345,856,648

Commercial Mortgage-Backed Securities - Agency 10.3%

Government National Mortgage Association
CMO Series 2012-58 Class A
01/16/2040	2.500%	9,298,574	9,260,323
CMO Series 2013-12 Class A
10/16/2042	1.410%	9,185,169	8,961,076
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,429,979	5,323,189
CMO Series 2013-17 Class AH
10/16/2043	1.558%	8,135,621	7,903,940
CMO Series 2013-194 Class AB
05/16/2038	2.250%	5,664,516	5,643,840
CMO Series 2013-2 Class AB
12/16/2042	1.600%	7,482,387	7,389,053

Columbia Short Term Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-30 Class A
05/16/2042	1.500%	5,557,400	5,407,739
CMO Series 2013-32 Class AB
01/16/2042	1.900%	5,055,593	4,982,423
CMO Series 2013-33 Class A
07/16/2038	1.061%	17,277,371	16,776,440
CMO Series 2013-40 Class A
10/16/2041	1.511%	7,360,992	7,226,317
CMO Series 2013-50 Class AH
06/16/2039	2.100%	9,056,176	8,970,284
CMO Series 2013-57 Class A
06/16/2037	1.350%	7,488,962	7,328,027
CMO Series 2013-61 Class A
01/16/2043	1.450%	9,429,253	9,137,331
CMO Series 2014-135 Class AD
08/16/2045	2.400%	2,456,538	2,443,181
CMO Series 2015-109 Class A
02/16/2040	2.528%	2,010,868	1,998,684
CMO Series 2015-78 Class A
06/16/2040	2.918%	3,937,568	3,935,009
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,716,334	4,678,340
Series 2011-20 Class A
04/16/2032	1.883%	500,938	499,609
Series 2012-142 Class A
05/16/2037	1.105%	5,676,925	5,554,177
Series 2012-4 Class A
05/16/2040	2.120%	496,065	495,499
Series 2012-89 Class A
01/16/2036	1.537%	1,230,843	1,223,601
Series 2013-118 Class AC
06/16/2036	1.700%	3,905,024	3,850,515
Series 2013-17 Class AF
11/16/2043	1.210%	6,532,727	6,304,849
Series 2013-35 Class A
02/16/2040	1.618%	5,938,670	5,753,020
Series 2013-45 Class A
10/16/2040	1.450%	3,324,240	3,266,957
Government National Mortgage Association(c)
CMO Series 2015-71 Class DA
09/16/2049	2.151%	6,389,892	6,289,030
Total Commercial Mortgage-Backed Securities - Agency (Cost $154,828,506)			150,602,453

Commercial Mortgage-Backed Securities - Non-Agency 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	3,000,850	2,958,023
Colony Multifamily Mortgage Trust(b)
Series 2014-1 Class A
04/20/2050	2.543%	1,910,938	1,899,654
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,975,979	1,974,903
Series 2014-CR17 Class A1
05/10/2047	1.275%	931,386	928,102
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	3,265,793	3,251,576
Series 2016-C29 Class A1
05/15/2049	1.597%	3,385,617	3,346,578
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A1
10/10/2048	1.345%	5,874,188	5,766,182
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	8,440,303	8,547,567
Wells Fargo Commercial Mortgage Trust
Series 2016-C33 Class A1
03/15/2059	1.775%	3,268,297	3,242,579
WF-RBS Commercial Mortgage Trust
Series 2014-C20 Class A1
05/15/2047	1.283%	1,334,766	1,329,265
Series 2014-C21 Class A1
08/15/2047	1.413%	3,204,808	3,188,784
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $36,734,193)			36,433,213

Corporate Bonds & Notes 34.8%

Aerospace & Defense 0.6%
L-3 Communications Corp.
02/15/2021	4.950%	3,220,000	3,414,907
Lockheed Martin Corp.
11/23/2020	2.500%	5,000,000	5,035,650
Total			8,450,557
Automotive 1.0%
Ford Motor Credit Co. LLC
01/15/2021	3.200%	7,000,000	7,095,277
Toyota Motor Credit Corp.(a)
3-month USD LIBOR + 0.260% 04/17/2020	1.613%	7,000,000	7,013,139
Total			14,108,416

4	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 10.9%
American Express Credit Corp.(a)
3-month USD LIBOR + 0.550% 03/18/2019	2.150%	5,500,000	5,524,920
ANZ New Zealand International Ltd.(b)
09/23/2019	2.600%	4,500,000	4,519,958
Bank of America Corp.(a)
3-month USD LIBOR + 0.870% 04/01/2019	2.565%	7,670,000	7,729,703
Bank of Montreal(a)
3-month USD LIBOR + 0.600% 12/12/2019	2.149%	5,000,000	5,033,055
Bank of New York Mellon Corp. (The)
08/17/2020	2.600%	5,000,000	5,038,375
Bank of Nova Scotia (The)(a)
3-month USD LIBOR + 0.390% 07/14/2020	1.749%	5,000,000	5,005,675
Barclays Bank PLC
02/20/2019	2.500%	4,400,000	4,410,710
BB&T Corp.(a)
3-month USD LIBOR + 0.530% 05/01/2019	1.907%	5,000,000	5,022,535
Capital One Financial Corp.(a)
3-month USD LIBOR + 0.760% 05/12/2020	2.173%	5,200,000	5,234,180
Citigroup, Inc.
01/10/2020	2.450%	9,000,000	9,004,122
Discover Bank
06/04/2020	3.100%	5,327,000	5,384,084
Fifth Third Bank
10/30/2020	2.200%	3,450,000	3,427,130
Goldman Sachs Group, Inc. (The)(a)
3-month USD LIBOR + 1.160% 04/23/2020	2.523%	8,500,000	8,627,211
HSBC Holdings PLC
04/05/2021	5.100%	5,000,000	5,372,420
Huntington National Bank (The)
03/10/2020	2.375%	4,104,000	4,101,739
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	2.788%	3,940,000	3,984,427
JPMorgan Chase & Co.
06/23/2020	2.750%	9,000,000	9,078,570
KeyBank NA
08/22/2019	1.600%	3,750,000	3,708,274
Lloyds Bank PLC
01/22/2019	2.050%	3,750,000	3,744,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Manufacturers & Traders Trust Co.
08/17/2020	2.050%	4,000,000	3,967,728
Morgan Stanley
01/27/2020	2.650%	8,000,000	8,035,432
PNC Bank NA
01/28/2019	2.200%	6,000,000	5,999,364
Regions Financial Corp.
02/08/2021	3.200%	5,000,000	5,086,530
Royal Bank of Canada(a)
3-month USD LIBOR + 0.380% 03/02/2020	1.867%	5,000,000	5,011,330
Synovus Financial Corp.
11/01/2022	3.125%	3,800,000	3,771,052
Toronto-Dominion Bank (The)
12/14/2020	2.500%	5,000,000	5,014,630
U.S. Bank NA(a)
3-month USD LIBOR + 0.150% 05/24/2019	1.612%	5,000,000	5,000,380
Wells Fargo & Co.(a)
3-month USD LIBOR + 0.880% 07/22/2020	2.243%	8,000,000	8,107,312
Westpac Banking Corp.(a)
3-month USD LIBOR + 0.430% 03/06/2020	1.939%	5,175,000	5,186,369
Total			159,131,725
Cable and Satellite 0.5%
British Sky Broadcasting Group PLC(b)
02/15/2018	6.100%	3,362,000	3,378,682
Comcast Corp.
03/01/2020	5.150%	4,000,000	4,244,568
Total			7,623,250
Chemicals 0.8%
Celanese U.S. Holdings LLC
06/15/2021	5.875%	3,425,000	3,747,316
Eastman Chemical Co.
01/15/2020	2.700%	3,000,000	3,019,296
LyondellBasell Industries NV
04/15/2019	5.000%	4,900,000	5,029,566
Total			11,796,178
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
09/04/2020	1.850%	5,000,000	4,942,500

Columbia Short Term Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.(a)
3-month USD LIBOR + 0.300% 03/13/2020	1.864%	5,600,000	5,611,777
Total			10,554,277
Diversified Manufacturing 0.8%
General Electric Co.(a)
3-month USD LIBOR + 0.800% 04/15/2020	2.159%	4,500,000	4,538,093
Honeywell International, Inc.
10/30/2019	1.400%	4,000,000	3,953,328
United Technologies Corp.
11/01/2019	1.500%	4,000,000	3,953,324
Total			12,444,745
Electric 2.2%
American Electric Power Co., Inc.
11/13/2020	2.150%	4,500,000	4,476,888
Dominion Resources, Inc.
03/15/2021	4.450%	2,545,000	2,689,123
Duke Energy Corp.
09/15/2019	5.050%	4,000,000	4,180,040
Emera U.S. Finance LP
06/15/2019	2.150%	3,700,000	3,683,202
Exelon Corp.
06/15/2020	2.850%	3,595,000	3,628,308
Nevada Power Co.
08/01/2018	6.500%	4,143,000	4,250,449
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%	3,800,000	3,798,628
Southern Co. (The)
07/01/2021	2.350%	5,815,000	5,768,143
Total			32,474,781
Food and Beverage 1.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	7,000,000	7,041,048
Constellation Brands, Inc.
05/01/2021	3.750%	4,000,000	4,131,580
Diageo Capital PLC
07/15/2020	4.828%	3,600,000	3,823,053
Kraft Heinz Foods Co.
07/02/2020	2.800%	4,000,000	4,022,252
Molson Coors Brewing Co.
07/15/2019	1.450%	2,860,000	2,820,137
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.(a)
3-month USD LIBOR + 0.590% 02/22/2019	2.036%	4,500,000	4,526,397
Total			26,364,467
Health Care 1.0%
Cardinal Health, Inc.
12/15/2020	4.625%	2,655,000	2,795,226
Express Scripts Holding Co.
02/25/2021	3.300%	4,000,000	4,061,296
McKesson Corp.
03/15/2019	2.284%	4,250,000	4,250,136
Medtronic, Inc.
03/15/2020	2.500%	4,000,000	4,022,400
Total			15,129,058
Healthcare Insurance 0.9%
Aetna, Inc.
03/15/2019	2.200%	3,462,000	3,464,375
Anthem, Inc.
08/15/2021	3.700%	4,300,000	4,432,259
UnitedHealth Group, Inc.
10/15/2020	1.950%	5,000,000	4,951,680
Total			12,848,314
Independent Energy 0.6%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	3,484,000	3,569,839
Woodside Finance Ltd.(b)
03/01/2019	8.750%	4,326,000	4,622,893
Total			8,192,732
Integrated Energy 0.7%
BP Capital Markets PLC
02/13/2020	2.315%	5,800,000	5,819,227
Chevron Corp.(a)
3-month USD LIBOR + 0.210% 03/03/2020	1.697%	5,000,000	5,015,385
Total			10,834,612
Life Insurance 1.1%
American International Group, Inc.
03/01/2021	3.300%	4,375,000	4,461,568
MetLife Global Funding I(b)
04/10/2019	2.300%	3,875,000	3,879,670
Principal Life Global Funding II(b)
04/18/2019	1.500%	4,000,000	3,966,072

6	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Financial, Inc.
06/21/2020	5.375%	4,000,000	4,284,036
Total			16,591,346
Media and Entertainment 0.5%
21st Century Fox America, Inc.
08/15/2020	5.650%	3,345,000	3,616,443
Scripps Networks Interactive, Inc.
06/15/2020	2.800%	2,460,000	2,462,822
Thomson Reuters Corp.
10/15/2019	4.700%	637,000	661,693
Total			6,740,958
Metals and Mining 0.3%
Vale Overseas Ltd.
01/11/2022	4.375%	4,000,000	4,142,076
Midstream 1.0%
Enterprise Products Operating LLC
10/15/2019	2.550%	3,060,000	3,068,158
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	6,000,000	6,105,564
Williams Partners LP
03/15/2022	3.600%	5,000,000	5,104,060
Total			14,277,782
Natural Gas 0.3%
NiSource Finance Corp.
01/15/2019	6.800%	789,000	821,508
Southern California Gas Co.
06/15/2018	1.550%	3,000,000	2,994,489
Total			3,815,997
Pharmaceuticals 2.5%
AbbVie, Inc.
05/14/2020	2.500%	3,700,000	3,710,349
Allergan, Inc.
09/15/2020	3.375%	4,500,000	4,584,658
Amgen, Inc.
10/01/2020	3.450%	4,000,000	4,117,448
Gilead Sciences, Inc.
09/20/2019	1.850%	3,800,000	3,784,401
Johnson & Johnson(a)
3-month USD LIBOR + 0.270% 03/01/2019	1.751%	4,000,000	4,009,684
Merck & Co., Inc.
05/18/2018	1.300%	3,999,000	3,992,190
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
12/15/2019	1.700%	4,000,000	3,976,064
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.033%	4,000,000	4,014,636
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	4,500,000	4,458,096
Total			36,647,526
Property & Casualty 0.9%
Berkshire Hathaway Finance Corp.(a)
3-month USD LIBOR + 0.690% 03/15/2019	2.279%	5,000,000	5,034,000
Chubb INA Holdings, Inc.
11/03/2020	2.300%	4,000,000	3,994,092
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	3,500,000	3,622,902
Total			12,650,994
Railroads 0.2%
CSX Corp.
06/01/2021	4.250%	2,375,000	2,492,707
Refining 0.3%
Marathon Petroleum Corp.
12/14/2018	2.700%	5,000,000	5,018,220
Retail REIT 0.5%
Kimco Realty Corp.
05/01/2021	3.200%	3,470,000	3,524,132
Simon Property Group LP
09/01/2020	2.500%	4,125,000	4,142,016
Total			7,666,148
Retailers 0.7%
CVS Health Corp.
07/20/2020	2.800%	4,000,000	4,014,740
Lowe’s Companies, Inc.(a)
3-month USD LIBOR + 0.420% 09/10/2019	1.956%	3,000,000	3,015,942
Wal-Mart Stores, Inc.
12/15/2020	1.900%	3,250,000	3,228,596
Total			10,259,278
Technology 2.1%
Apple, Inc.(a)
3-month USD LIBOR + 0.300% 05/06/2019	1.691%	6,500,000	6,521,041
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2022	3.000%	5,000,000	4,956,815

Columbia Short Term Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc.(a)
3-month USD LIBOR + 0.500% 03/01/2019	1.981%	6,000,000	6,029,478
Microsoft Corp.
02/06/2020	1.850%	6,000,000	5,973,060
Oracle Corp.
07/15/2020	3.875%	3,600,000	3,753,558
QUALCOMM, Inc.(a)
3-month USD LIBOR + 0.450% 05/20/2020	1.886%	4,065,000	4,068,280
Total			31,302,232
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(b)
10/15/2019	2.350%	2,579,000	2,570,061
10/01/2020	5.250%	2,000,000	2,136,118
Total			4,706,179
Wirelines 1.6%
AT&T, Inc.
02/17/2021	2.800%	7,500,000	7,531,935
Deutsche Telekom International Finance BV
08/20/2018	6.750%	4,003,000	4,120,556
Orange SA
07/08/2019	5.375%	4,000,000	4,182,448
Telefonica Emisiones SAU
04/27/2020	5.134%	3,869,000	4,094,714
Verizon Communications, Inc.
03/15/2022	2.946%	3,500,000	3,524,115
Total			23,453,768
Total Corporate Bonds & Notes (Cost $510,309,330)			509,718,323

Foreign Government Obligations(d) 1.0%

Canada 0.7%
Province of Ontario
05/21/2020	1.875%	5,000,000	4,956,995
Province of Quebec
07/29/2020	3.500%	5,000,000	5,155,620
Total			10,112,615
Mexico 0.3%
Petroleos Mexicanos(b)
03/13/2022	5.375%	5,000,000	5,309,655
Total Foreign Government Obligations (Cost $15,240,320)			15,422,270

Inflation-Indexed Bonds 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	29,788,738	29,732,378
Total Inflation-Indexed Bonds (Cost $29,911,652)			29,732,378

Residential Mortgage-Backed Securities - Agency 2.1%

Federal Home Loan Mortgage Corp.
05/01/2018- 07/01/2025	5.000%	1,836,517	1,920,271
10/01/2018- 09/01/2022	5.500%	1,361,673	1,411,886
03/01/2019- 10/01/2024	4.500%	1,034,181	1,083,687
06/01/2021- 09/01/2026	3.500%	522,308	539,884
08/01/2021- 10/01/2021	6.000%	251,859	260,721
05/01/2024- 07/01/2026	4.000%	1,847,753	1,919,352
Federal Home Loan Mortgage Corp.(a)
1-year CMT + 2.223% 03/01/2034	3.132%	226,547	239,153
12-month USD LIBOR + 1.735% 07/01/2036	3.485%	7,830	8,239
12-month USD LIBOR + 1.717% 08/01/2036	3.493%	87,473	91,705
12-month USD LIBOR + 1.765% 12/01/2036	3.515%	21,498	22,384
Federal National Mortgage Association
02/01/2018- 10/01/2024	5.500%	3,159,850	3,335,485
07/01/2022- 08/01/2024	5.000%	1,205,775	1,250,825
03/01/2024- 02/01/2027	4.000%	4,191,020	4,364,115
12/01/2025- 09/01/2026	3.500%	18,989	19,606
12/01/2030- 03/01/2031	3.000%	6,437,930	6,562,744
Federal National Mortgage Association(e)
01/01/2030	3.000%	7,179,356	7,327,869
Federal National Mortgage Association(a)
6-month USD LIBOR + 1.413% 07/01/2033	2.916%	27,564	27,778
12-month USD LIBOR + 1.830% 04/01/2036	3.580%	23,349	24,633
12-month USD LIBOR + 1.783% 09/01/2037	3.533%	35,437	36,265
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.526%	17,993	18,797

8	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f),(g)
CMO Series G-15 Class A
06/25/2021	0.000%	1,549	1,518
Government National Mortgage Association(a)
1-year CMT + 1.500% 07/20/2018	3.000%	4,329	4,311
1-year CMT + 1.500% 03/20/2030	2.375%	21,075	21,848
Government National Mortgage Association
09/20/2021	6.000%	40,466	41,642
Total Residential Mortgage-Backed Securities - Agency (Cost $30,641,886)			30,534,718

Residential Mortgage-Backed Securities - Non-Agency 4.2%

AMRESCO Residential Securities Corp. Mortgage Loan Trust(a)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% 07/25/2028	2.032%	14,774	14,580
Angel Oak Mortgage Trust LLC(b),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	2,247,629	2,232,104
Bayview Opportunity Master Fund IVA Trust(b)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,594,243	3,688,973
Cityscape Home Equity Loan Trust(h),(i),(j)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT Mortgage Loan Trust(b)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	890,776	903,753
COLT Mortgage Loan Trust(b),(c)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	2,296,007	2,325,828
CMO Series 2017-1 Class A1
05/27/2047	2.614%	3,708,952	3,641,085
Credit Suisse Mortgage Capital Certificates(b),(c)
CMO Series 2009-9R Class 12A1
08/26/2035	3.475%	1,267,043	1,277,615
First Alliance Mortgage Loan Trust
CMO Series 1994-2 Class A2 (NPFGC)
06/25/2025	6.680%	243	242
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	4,045,977	4,023,339
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2017-1 Class A1
1-month USD LIBOR + 0.850% 07/10/2019	2.282%	9,600,000	9,600,696
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Funding Mortgage Securities II(a)
CMO Series 2003-HS3 Class A2B (NPFGC)
1-month USD LIBOR + 0.290% 08/25/2033	1.842%	1,700	1,692
Towd Point Mortgage Trust(b)
CMO Series 2015-4 Class A1
04/25/2055	3.500%	4,185,202	4,246,994
CMO Series 2015-6 Class A1
04/25/2055	3.500%	6,735,439	6,843,208
CMO Series 2016-2 Class A1
08/25/2055	3.000%	6,815,422	6,855,902
CMO Series 2016-3 Class A1
04/25/2056	2.250%	3,425,012	3,392,266
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,495,576	3,495,306
CMO Series 2017-4 Class A1
06/25/2057	2.750%	4,562,824	4,557,943
Series 2015-3 Class A1B
03/25/2054	3.000%	1,173,389	1,178,467
Verus Securitization Trust(b),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	2,738,019	2,746,383
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $61,824,881)			61,026,377

U.S. Government & Agency Obligations 7.0%

Federal Home Loan Mortgage Corp.
01/17/2020	1.500%	80,825,000	79,967,124
Federal National Mortgage Association
08/02/2019	0.875%	22,175,000	21,815,499
Morocco Government AID Bond(a),(h),(j)
6-month USD LIBOR + 0.000% 05/01/2023	1.250%	467,500	453,849
Total U.S. Government & Agency Obligations (Cost $102,914,910)			102,236,472

U.S. Treasury Obligations 11.0%

U.S. Treasury
12/31/2019	1.625%	22,200,000	22,084,528
11/15/2020	2.625%	137,000,000	139,473,238
Total U.S. Treasury Obligations (Cost $162,451,829)			161,557,766

Columbia Short Term Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(k),(l)	17,083,688	17,083,688
Total Money Market Funds (Cost $17,083,314)		17,083,688
Total Investments (Cost: $1,468,958,192)		1,460,204,306
Other Assets & Liabilities, Net		4,148,048
Net Assets		1,464,352,354
At December 31, 2017, securities and/or cash totaling $74,609 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	75	03/2018	USD	16,086,669	—	(29,451)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(140)	03/2018	USD	(16,303,781)	57,682	—
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $392,310,647, which represents 26.79% of net assets.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Principal and interest may not be guaranteed by the government.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2017, the value of these securities amounted to $453,850, which represents 0.03% of net assets.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2017, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.350%
	26,158,595	403,950,521	(413,025,428)	17,083,688	(1,368)	(1,444)	179,448	17,083,688
10	Columbia Short Term Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Short Term Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	345,856,648	—	—	345,856,648
Commercial Mortgage-Backed Securities - Agency	—	150,602,453	—	—	150,602,453
Commercial Mortgage-Backed Securities - Non-Agency	—	36,433,213	—	—	36,433,213
Corporate Bonds & Notes	—	509,718,323	—	—	509,718,323
Foreign Government Obligations	—	15,422,270	—	—	15,422,270
Inflation-Indexed Bonds	—	29,732,378	—	—	29,732,378
Residential Mortgage-Backed Securities - Agency	—	30,534,718	—	—	30,534,718
Residential Mortgage-Backed Securities - Non-Agency	—	61,026,376	1	—	61,026,377
U.S. Government & Agency Obligations	—	101,782,623	453,849	—	102,236,472
U.S. Treasury Obligations	161,557,766	—	—	—	161,557,766
Money Market Funds	—	—	—	17,083,688	17,083,688
Total Investments	161,557,766	1,281,109,002	453,850	17,083,688	1,460,204,306
Derivatives
Asset
Futures Contracts	57,682	—	—	—	57,682
Liability
Futures Contracts	(29,451)	—	—	—	(29,451)
Total	161,585,997	1,281,109,002	453,850	17,083,688	1,460,232,537
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
12	Columbia Short Term Bond Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date February 21, 2018

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date February 21, 2018